Average Annual Total Returns{- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 - Fidelity Freedom Blend 2010 Fund	Fidelity Freedom Blend 2010 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2010 Fund- Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	10.89%	8.64%	[1]	7.51%	7.36%	[1]	10.42%	8.47%	[1]

[1]	(a)From August 31, 2018